Note 6 - Accrued Liabilities	12 Months Ended
Nov. 30, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued liabilities
	November 30, 2014	November 30, 2013
	$	$

Professional fees	349,957	468,986
Other	325,530	200,335
	675,487	669,321